SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details)			1 Months Ended																										3 Months Ended	12 Months Ended
	Sep. 13, 2018 NOK (kr)	Apr. 23, 2018 USD ($) $ / shares	Dec. 31, 2022 USD ($) carrier tanker vessel $ / shares shares	Dec. 31, 2022 NOK (kr)	Sep. 30, 2022 USD ($) subsidiary vessel shares	Aug. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) vessel subsidiary	Feb. 28, 2022 USD ($) tanker subsidiary	Sep. 30, 2021 USD ($) vessel subsidiary	Jun. 30, 2021	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($) tanker vessel subsidiary	Jun. 30, 2019 USD ($) subsidiary	Mar. 31, 2019 USD ($) carrier subsidiary	Feb. 28, 2019 USD ($) carrier subsidiary tanker	Dec. 31, 2018 USD ($) subsidiary tanker	Apr. 30, 2018 USD ($) shares	Aug. 31, 2017 USD ($) subsidiary tanker	Jul. 31, 2015 USD ($) carrier subsidiary	Dec. 31, 2014 carrier subsidiary	Sep. 30, 2014 USD ($) subsidiary vessel	Jun. 30, 2014 USD ($) subsidiary vessel	Oct. 31, 2013 USD ($)	May 31, 2013 USD ($)	Dec. 31, 2022 USD ($) carrier tanker vessel $ / shares shares	Dec. 31, 2022 USD ($) carrier tanker vessel $ / shares shares	Dec. 31, 2021 USD ($) tanker subsidiary shares	Dec. 31, 2020 USD ($) tanker subsidiary shares	Dec. 31, 2017	Dec. 31, 2022 NOK (kr) carrier vessel tanker shares	Apr. 15, 2022 carrier	Jan. 01, 2022 USD ($)	Dec. 31, 2021 NOK (kr) tanker shares	Aug. 31, 2021 USD ($)	May 12, 2021 USD ($)	Dec. 31, 2020 NOK (kr) tanker	Jan. 21, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Jul. 30, 2019 NOK (kr)	Jun. 04, 2019 NOK (kr)	May 04, 2018 USD ($)	Nov. 30, 2016 shares	Dec. 30, 2014 USD ($)
Debt Instrument [Line Items]
Long-term debt			$ 2,213,636,000																										$ 2,213,636,000	$ 2,213,636,000	$ 1,903,755,000
Gain on extinguishment of debt																														$ 0	(727,000)	$ 67,533,000
Share price (usd per share) | $ / shares			$ 9.22																										$ 9.22	$ 9.22
Repurchase of bonds																														$ 0	215,098,000	66,570,000
Total authorized for share lending arrangement (in shares) | shares																					7,000,000
Stockholders' equity attributable to parent			$ (1,091,231,000)																										$ (1,091,231,000)	$ (1,091,231,000)	(982,327,000)	(795,651,000)
Number of car carriers | carrier			3																										3	3				3
Restricted cash			$ 0																										$ 0	$ 0	8,300,000
Carrying value of vessels			3,861,330,000																										3,861,330,000	3,861,330,000	3,459,297,000
Asset Pledged as Collateral
Debt Instrument [Line Items]
Carrying value of vessels			2,579,000,000																										2,579,000,000	2,579,000,000	2,310,000,000
Common Stock - Frontline Ltd
Debt Instrument [Line Items]
Aggregate debt amount			$ 0		$ 15,600,000																								$ 0	0	$ 15,600,000
Gain on extinguishment of debt																														$ 4,600,000
Investment owned (in shares) | shares			1,400,000																										1,400,000	1,400,000	1,400,000			1,400,000			1,400,000
Forward contract to repurchase shares			$ 16,700,000																										$ 16,700,000	$ 16,700,000	$ 16,400,000	$ 16,700,000
Forward contract to repurchase shares (shares) | shares					1,400,000																											1,400,000
Secured borrowings, liability recorded			$ 0																										$ 0	$ 0	15,600,000
Secured borrowings, collateral, percentage of repurchase price			20.00%																										20.00%	20.00%				20.00%
Cumulative Effect, Period Of Adoption, Adjustment
Debt Instrument [Line Items]
Stockholders' equity attributable to parent																																				$ 1,600,000
Additional paid-in capital
Debt Instrument [Line Items]
Stockholders' equity attributable to parent			$ (616,554,000)																										$ (616,554,000)	$ (616,554,000)	(621,037,000)	$ (531,382,000)										$ (469,426,000)
Additional paid-in capital | Cumulative Effect, Period Of Adoption, Adjustment
Debt Instrument [Line Items]
Stockholders' equity attributable to parent																															5,863,000					5,900,000
Retained earnings / (accumulated deficit)
Debt Instrument [Line Items]
Stockholders' equity attributable to parent			(40,015,000)																										(40,015,000)	(40,015,000)	92,720,000	257,063,000										0
Retained earnings / (accumulated deficit) | Cumulative Effect, Period Of Adoption, Adjustment
Debt Instrument [Line Items]
Stockholders' equity attributable to parent																															(4,285,000)					$ (4,300,000)						$ 32,638,000
$4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																					$ 7,900,000										(100,000)
$4.875% unsecured convertible bonds due 2023 | Additional paid-in capital
Debt Instrument [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023		$ 7,900,000
NOK700 million senior unsecured bonds due 2023
Debt Instrument [Line Items]
Aggregate debt amount | kr																																		kr 700,000,000
Long-term debt			71,200,000																										71,200,000	71,200,000	79,500,000			700,000,000			kr 700,000,000
Debt instrument, percentage of par issued (in percentage)	101.625%
NOK600million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Aggregate debt amount | kr	kr 600,000,000																																										kr 100,000,000
NOK700 million senior unsecured bonds due 2024
Debt Instrument [Line Items]
Aggregate debt amount | kr																																		700,000,000										kr 700,000,000
Long-term debt			70,700,000																										70,700,000	70,700,000	78,900,000			695,000,000			695,000,000
Gain on purchased bonds																																0
Facility repurchased amount																																500,000								kr 5,000,000
NOK600 million senior unsecured bonds due 2025
Debt Instrument [Line Items]
Aggregate debt amount | kr																																		600,000,000							kr 600,000,000
Long-term debt			60,000,000																										60,000,000	60,000,000	61,300,000			kr 590,000,000			kr 540,000,000
Gain on purchased bonds																																1,400,000
Proceeds from resale of bonds			5,000,000	kr 50,000,000
Facility repurchased amount																																6,000,000								kr 60,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Aggregate debt amount																																							$ 150,000,000
Long-term debt			$ 150,000,000																										$ 150,000,000	$ 150,000,000	150,000,000
Interest rate (as a percent)			7.25%																										7.25%	7.25%				7.25%					7.25%
General share lending agreement
Debt Instrument [Line Items]
Shares loaned to affiliate (in shares) | shares																																														8,000,000
Line of Credit
Debt Instrument [Line Items]
Debt instrument, maturity date extension term																																	4 years
Lease debt financing
Debt Instrument [Line Items]
Number of vessels under sale and leaseback transactions | carrier																																			2
Term of lease or charter							3 years
Lease debt financing | 6,800 TEU Containership
Debt Instrument [Line Items]
Long-term debt			$ 113,200,000																										$ 113,200,000	$ 113,200,000	127,000,000
Number of vessels under sale and leaseback transactions | vessel										2
Sales price of vessels										$ 65,000,000
Sales price of vessels combined										$ 130,000,000
Term of lease or charter										6 years
Lease debt financing | 14,000 TEU Containership
Debt Instrument [Line Items]
Long-term debt			$ 238,300,000																										$ 238,300,000	$ 238,300,000	0
Number of vessels under sale and leaseback transactions | vessel			2																										2	2				2
Sales price of vessels																													$ 120,000,000
Sales price of vessels combined																													$ 240,000,000
Term of lease or charter																													7 years
Lease debt financing | 6500 CEU Car Carrier 1
Debt Instrument [Line Items]
Long-term debt			$ 20,700,000																										$ 20,700,000	$ 20,700,000	0
Sales price of vessels							$ 23,500,000
Lease debt financing | 6500 CEU Car Carrier 2
Debt Instrument [Line Items]
Long-term debt			22,400,000																										22,400,000	22,400,000	0
Sales price of vessels							$ 25,300,000
US Dollar 45 million secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount																										$ 45,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																										7
Number of container vessels | vessel																										7
Debt instrument, term																										5 years
Term loan facility, extension term											4 years						2 years
Long-term debt			37,500,000																										37,500,000	37,500,000	42,500,000
US Dollar 45 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Available amount under revolving part of credit facility			0																										0	0	0
US dollar 20 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																									$ 20,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																									2
Number of container vessels | vessel																									2
Debt instrument, term																									5 years
Long-term debt			13,800,000																										13,800,000	13,800,000	15,600,000
US dollar 39 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																																															$ 39,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																								2
Debt instrument, term																								8 years
Long-term debt			0																										0	0	19,400,000
Number of drybulk carriers | carrier																								2
US dollar 166 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																							$ 166,400,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																							8
Debt instrument, term																							7 years
Long-term debt			0																										0	0	76,300,000
Number of vessels against which loan was secured | carrier																							8
US Dollar 76 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																						$ 76,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																						2
Debt instrument, term																						7 years
Long-term debt			48,700,000																										48,700,000	48,700,000	53,900,000
Number of vessels against which loan was secured | tanker																						2
$4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Aggregate debt amount		$ 150,000,000																																											$ 14,000,000
Long-term debt			$ 137,900,000																										$ 137,900,000	$ 137,900,000	137,900,000
Interest rate (as a percent)		4.875%	4.875%																										4.875%	4.875%				4.875%
Conversion price (in dollars per share) | $ / shares		$ 18.93	$ 11.76																										$ 11.76	$ 11.76
Principal amounts			$ 29,800,000																										$ 29,800,000	$ 29,800,000
Repurchase of bonds																															2,000,000	8,400,000
Gain on purchased bonds																															200,000	300,000
Shares loaned to affiliate (in shares) | shares			3,765,842																										3,765,842	3,765,842				3,765,842
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																														$ 800,000	6,700,000	6,800,000
Amortization of deferred charges																															1,400,000	1,300,000
Total allocated as the reacquisition of the equity component																															100,000	$ 300,000
US dollar 17.5 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																				$ 17,500,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																				2
Debt instrument, term																				5 years
Long-term debt			$ 9,400,000																										$ 9,400,000	9,400,000	11,100,000
Number of vessels against which loan was secured | tanker																				2
US Dollar 24.9 million senior secured term loan facility
Debt Instrument [Line Items]
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																			3
Long-term debt			15,100,000																										15,100,000	15,100,000	17,700,000
Number of vessels against which loan was secured | carrier																			3
Term of loan in years																			5 years
US Dollar 24.9 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																			$ 24,900,000
US Dollar 50 million senior secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount																			$ 50,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																			3
Long-term debt			0																										0	0	35,200,000
Term of loan in years																			3 years
Number of tankers chartered | tanker																			3													2								2
Facility repurchased amount																																$ 14,900,000
Number of tankers sold | tanker																																1								1
US Dollar 29.5 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount																		$ 29,500,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																		2
Long-term debt			0																										0	0	19,000,000
Term of loan in years																		5 years
Number of car carriers | carrier																		2
US Dollar 33.1 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount																	$ 33,100,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																	5															5
Long-term debt			21,900,000																										21,900,000	21,900,000	25,300,000
Term of loan in years																	4 years
US Dollar 40.0 million senior secured term loan facility
Debt Instrument [Line Items]
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																2
Long-term debt			31,900,000																										31,900,000	31,900,000	32,900,000
Term of loan in years																2 years
Number of tankers against which loan was secured | tanker																2
US Dollar 40.0 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount			40,000,000													$ 40,000,000													40,000,000	40,000,000
US Dollar 175.0 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount			175,000,000													$ 175,000,000													175,000,000	175,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																4
Number of container vessels | vessel																4
Long-term debt			127,700,000																										127,700,000	127,700,000	146,600,000
Term of loan in years																5 years
US Dollar 50.0 million senior secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount			50,000,000												$ 50,000,000														50,000,000	50,000,000
Long-term debt			43,100,000																										43,100,000	43,100,000	45,800,000
Term of loan in years															5 years
US Dollar 50.0 million senior secured credit facility
Debt Instrument [Line Items]
Aggregate debt amount			50,000,000											$ 50,000,000															50,000,000	50,000,000
Long-term debt			40,000,000																										40,000,000	40,000,000	45,000,000
Term of loan in years														4 years
US Dollar 51 million senior secured term loan facility
Debt Instrument [Line Items]
Long-term debt			43,300,000																										43,300,000	43,300,000	47,700,000
Term of loan in years													4 years
US Dollar 51 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount			51,000,000										$ 51,000,000																51,000,000	51,000,000
April 2021 US Dollar 51 term loan facility
Debt Instrument [Line Items]
Long-term debt			44,400,000																										44,400,000	44,400,000	48,800,000
Term of loan in years												4 years
April 2021 US Dollar 51 term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount			51,000,000									$ 51,000,000																	51,000,000	51,000,000
US Dollar 134 million term loan facility
Debt Instrument [Line Items]
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary										2
Long-term debt			0																										0	0	130,400,000
Number of vessels against which loan was secured | vessel										2
Term of loan in years										3 years
US Dollar 134 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount			134,000,000							$ 134,000,000																			134,000,000	134,000,000
US Dollar 35 million term loan facility
Debt Instrument [Line Items]
Long-term debt			32,900,000																										32,900,000	$ 32,900,000	35,000,000
Term of loan in years																														7 years
US Dollar 35 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																															$ 35,000,000
US Dollar 107.3 million term loan facility
Debt Instrument [Line Items]
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																															3
Long-term debt			$ 102,000,000																										$ 102,000,000	$ 102,000,000	$ 35,800,000
Term of loan in years																														5 years
Number of tankers against which loan was secured | tanker																															3						3
Line of credit facility, drawn down																														$ 71,500,000	$ 35,800,000
Number of suezmax tankers against which loan was secured, delivered | tanker			2																										2	2	1			2			1
US Dollar 107.3 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																															$ 107,300,000
US Dollar 35.1 million term and revolving loan facility
Debt Instrument [Line Items]
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary									2
Long-term debt			$ 0																										$ 0	$ 0	0
Term of loan in years									3 years
Number of tankers sold | vessel			2																										2	2				2
Number of tankers against which loan was secured | tanker									2
US Dollar 35.1 million term and revolving loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount									$ 35,100,000
US Dollar 100.0 Million Term Loan Facility
Debt Instrument [Line Items]
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary								4
Long-term debt			$ 92,400,000																										$ 92,400,000	$ 92,400,000	0
Number of vessels against which loan was secured | vessel								4
Term of loan in years								5 years
US Dollar 100.0 Million Term Loan Facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount								$ 100,000,000
US Dollar 30.0 Million Loan Facility
Debt Instrument [Line Items]
Long-term debt			0																										0	0	0
Line of credit facility, drawn down						$ 30,000,000
US Dollar 30.0 Million Loan Facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount																															30,000,000
US Dollar 23.0 million term loan facility
Debt Instrument [Line Items]
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary					2
Long-term debt			21,800,000																										21,800,000	21,800,000	0
Number of drybulk carriers | vessel					2
Term of loan in years					1 year
US Dollar 23.0 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount					$ 23,000,000
US Dollar 115.0 term loan facility
Debt Instrument [Line Items]
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary					8
Long-term debt			110,000,000																										110,000,000	110,000,000	0
Number of drybulk carriers | vessel					8
Term of loan in years					3 years
US Dollar 115.0 term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount					$ 115,000,000
US Dollar 290.0 million term loan facility
Debt Instrument [Line Items]
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary					6
Debt instrument, term					6 months
Long-term debt			156,000,000																										156,000,000	156,000,000	0
US Dollar 290.0 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Aggregate debt amount					$ 290,000,000
US Dollar 475.0 million term loan and revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Aggregate debt amount																											$ 475,000,000
Debt instrument, term																											5 years
Long-term debt			183,800,000																										183,800,000	183,800,000	199,900,000
US Dollar 375 million term loan and revolving credit facility | Financial Guarantee
Debt Instrument [Line Items]
Guarantor obligations, current carrying value			83,100,000																										83,100,000	83,100,000	83,100,000
US Dollar 375 million term loan and revolving credit facility | Financial Guarantee | SFL Hercules Ltd
Debt Instrument [Line Items]
Cash contribution																																						$ 5,000,000
US Dollar 375 million term loan and revolving credit facility | Financial Guarantee | Seadrill
Debt Instrument [Line Items]
Accounts payable																																						$ 3,000,000
US Dollar 375 million term loan and revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Aggregate debt amount																												$ 375,000,000
Debt instrument, term																												6 years
Long-term debt			$ 153,500,000																										$ 153,500,000	$ 153,500,000	$ 169,600,000
Debt instrument, maturity date extension term																																	4 years